3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments (Policies)	12 Months Ended
Sep. 30, 2019
Policies
Financial instruments

Financial instruments

Adoption of IFRS 9 – Financial Instruments

On October 1, 2018, the Company adopted IFRS 9 in accordance with the transitional provisions of the standard. IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value, replacing the multiple rules in IAS 39, Financial Instruments: Recognition and Measurement. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged. The change did not impact the carrying value of any of the Company’s financial assets on the transition date.

The Company recognizes an allowance using the Expected Credit Loss (“ECL”) model on financial assets classified as amortized cost. The Company has elected to use the simplified approach for measuring ECL by using a lifetime expected loss allowance for all amounts recoverable. Under this model, impairment provisions are based on credit risk characteristics and days past due. When there is no reasonable expectation of collection, financial assets classified as amortized cost are written off. Indications of credit risk arise based on failure to pay and other factors. Should objective events occur after an impairment loss is recognized, a reversal of impairment is recognized in the statement of loss and comprehensive loss.

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 as follows:

	IAS 39	IFRS 9
Financial Assets
Cash and restricted cash	Fair value through profit or loss	Amortized cost
Receivables	Amortized cost	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Due to related parties	Amortized cost	Amortized cost
Funds held for optionee	Amortized cost	Amortized cost

The classification of financial assets is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Transaction costs with respect to financial instruments classified as fair value through profit or loss are recognized in the consolidated statements of comprehensive income or loss.